Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details Narrative
Change in valuation allowance	$ (1,609,000)	$ 476,000
Federal net operating loss carryforwards	9,592,000
Net operating loss carryforwards	17,400,000
Net operating losses in foreign jurisdictions	$ 1,598,000